Construction in Progress - Summary of Construction in Progress (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 28,910	¥ 19,433
Additions	19,239	20,292
Transferred to property, plant and equipment	(13,682)	(8,236)
Transferred to other assets upon completion of development	(211)	(128)
Transferred to lease prepayments	(79)
Disposals	(3,944)	(2,451)
Ending balance	30,233	28,910
Advance payment for aircraft and flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,267	17,700
Additions	16,319	18,930
Transferred to property, plant and equipment	(12,099)	(6,948)
Disposals	(3,944)	(2,415)
Ending balance	27,543	27,267
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,643	1,733
Additions	2,920	1,362
Transferred to property, plant and equipment	(1,583)	(1,288)
Transferred to other assets upon completion of development	(211)	(128)
Transferred to lease prepayments	(79)
Disposals		(36)
Ending balance	¥ 2,690	¥ 1,643